Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	15-Dec-15
Class A-2 Notes	$508,000,000.00	0.610%	15-Aug-17
Class A-3 Notes	$504,400,000.00	1.060%	15-May-19
Class A-4 Notes	$105,510,000.00	1.560%	15-Feb-20
Class B Notes	$47,350,000.00	1.970%	15-Apr-20
Class C Notes	$31,570,000.00	2.160%	15-Aug-20
Class D Notes	$31,570,000.00	2.750%	15-May-21
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,832,449.01

Principal:
Principal Collections	$34,776,029.33
Prepayments in Full	$35,771,637.99
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$70,547,667.32
Collections	$75,380,116.33

Purchase Amounts:
Purchase Amounts Related to Principal	$754,982.33
Purchase Amounts Related to Interest	$1,691.38
Sub Total	$756,673.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$76,136,790.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$76,136,790.04
Servicing Fee	$1,394,637.84	$1,394,637.84	$0.00	$0.00	$74,742,152.20
Interest - Class A-1 Notes	$48,747.22	$48,747.22	$0.00	$0.00	$74,693,404.98
Interest - Class A-2 Notes	$172,155.56	$172,155.56	$0.00	$0.00	$74,521,249.42
Interest - Class A-3 Notes	$297,035.56	$297,035.56	$0.00	$0.00	$74,224,213.86
Interest - Class A-4 Notes	$91,442.00	$91,442.00	$0.00	$0.00	$74,132,771.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,132,771.86
Interest - Class B Notes	$51,821.94	$51,821.94	$0.00	$0.00	$74,080,949.92
Second Priority Principal Payment	$36,425,944.52	$36,425,944.52	$0.00	$0.00	$37,655,005.40
Interest - Class C Notes	$37,884.00	$37,884.00	$0.00	$0.00	$37,617,121.40
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$6,047,121.40
Interest - Class D Notes	$48,231.94	$48,231.94	$0.00	$0.00	$5,998,889.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$5,998,889.46
Regular Principal Payment	$313,504,055.48	$5,998,889.46	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$76,136,790.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$36,425,944.52
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$5,998,889.46
Total					$73,994,833.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$73,994,833.98	$193.96	$48,747.22	$0.13	$74,043,581.20	$194.09
Class A-2 Notes	$0.00	$0.00	$172,155.56	$0.34	$172,155.56	$0.34
Class A-3 Notes	$0.00	$0.00	$297,035.56	$0.59	$297,035.56	$0.59
Class A-4 Notes	$0.00	$0.00	$91,442.00	$0.87	$91,442.00	$0.87
Class B Notes	$0.00	$0.00	$51,821.94	$1.09	$51,821.94	$1.09
Class C Notes	$0.00	$0.00	$37,884.00	$1.20	$37,884.00	$1.20
Class D Notes	$0.00	$0.00	$48,231.94	$1.53	$48,231.94	$1.53
Total	$73,994,833.98	$45.96	$747,318.22	$0.46	$74,742,152.20	$46.42

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$381,500,000.00	1.0000000	$307,505,166.02	0.8060424
Class A-2 Notes	$508,000,000.00	1.0000000	$508,000,000.00	1.0000000
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,609,900,000.00	1.0000000	$1,535,905,166.02	0.9540376

Pool Information
Weighted Average APR	3.729%	3.694%
Weighted Average Remaining Term	54.80	53.94
Number of Receivables Outstanding	76,623	74,605
Pool Balance	$1,673,565,407.25	$1,602,262,344.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,329,841.43	$1,510,334,055.48
Pool Factor	1.0000000	0.9573945

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$24,033,935.16
Yield Supplement Overcollateralization Amount	$91,928,288.66
Targeted Overcollateralization Amount	$107,594,396.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,357,178.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$413.46
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$413.46
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$413.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.45%	343	$7,288,174.50
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.45%	343	$7,288,174.50

Repossession Inventory:
Repossessed in the Current Collection Period		2	$56,625.62
Total Repossessed Inventory		2	$56,625.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Three Month Average			—%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			—%
Three Month Average			—%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer